Operations - Schedule Of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents		¥ 454,536		¥ 783,611		$ 64,020
Restricted cash		395		873		56
Short-term investments		71,848		232,152		10,120
Accounts receivable, net		354,006		405,139		49,861
Inventories		217,067		232,260		30,573
Prepayment and other current assets		175,705		207,777		24,747
Total current assets		1,299,951		1,869,973		183,095
Property, equipment and software, net		70,906		92,116		9,987
Operating lease right-of-use assets, net		89,022		78,405		12,538
Goodwill		109,944		109,944	¥ 109,944	15,485		¥ 6,938
Other assets, net		44,976		35,015		6,335
Total non-current assets		366,244		406,183		51,584
Total assets		1,666,195		2,276,156		234,679
Liabilities
Accounts payables		159,005		282,354		22,395
Payroll payable		282,679		266,340		39,815
Contract liabilities		1,052,622		1,067,285		148,259
Taxes payable		52,781		50,908		7,434
Accrued liabilities and other payables		591,770		564,922		83,349
Total current liabilities		3,099,287		3,178,618		436,526
Long-term lease liabilities		49,337		43,635		6,949
Other non-current liabilities		16,314		8,832		2,298
Total non-current liabilities		696,011		574,812		98,031
Total liabilities		3,795,298		3,753,430		$ 534,557
Net revenues:
Net revenues		5,389,208	$ 759,054	5,013,182	4,015,794
Cost and expenses:
Net income/(loss) from continuing operations		(550,117)	(77,483)	(739,778)	(926,087)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		(438,100)	(61,711)	(603,123)	(1,346,410)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		125,573	17,687	125,823	47,074
Cash flows from financing activities:
Net cash provided by financing activities	[1]	(18,942)	$ (2,668)	184,649	1,783,713
VIEs [Member]
Assets
Cash and cash equivalents		199,420		238,585
Restricted cash		105		873
Short-term investments		71,848		21,356
Accounts receivable, net		198,645		170,005
Inventories		31,346		52,958
Prepayment and other current assets		71,061		90,365
Total current assets		1,800,934		1,968,136
Property, equipment and software, net		5,302		5,525
Operating lease right-of-use assets, net		47,697		31,985
Goodwill		103,006		103,006
Other assets, net		71,293		73,119
Total non-current assets		227,298		213,635
Total assets		2,028,232		2,181,771
Liabilities
Accounts payables		45,939		49,305
Payroll payable		17,232		10,803
Contract liabilities		978,065		1,017,029
Taxes payable		23,301		19,516
Accrued liabilities and other payables		202,214		122,758
Total current liabilities		1,865,686		2,077,294
Long-term lease liabilities		29,325		22,565
Other non-current liabilities		12,698		4,498
Total non-current liabilities		42,023		27,063
Total liabilities		1,907,709		2,104,357
Net revenues:
Net revenues		4,148,929		3,515,982	2,751,551
Cost and expenses:
Cost and expenses		(4,104,867)		(3,530,461)	(2,793,144)
Net income/(loss) from continuing operations		37,691		(31,540)	(58,520)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		8,055		(582,669)	868,168
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		(52,988)		(62,282)	8,550
Cash flows from financing activities:
Capital contribution to VIE		5,000
Net cash provided by financing activities		5,000
VIEs [Member] | Third-party [Member]
Net revenues:
Net revenues		4,132,058		3,505,470	2,750,610
Cost and expenses:
Cost and expenses		(1,160,224)		(759,964)	(561,272)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		3,342,893		2,950,638	3,278,167
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		(52,988)		(62,282)	8,550
VIEs [Member] | Intra-Group [Member]
Net revenues:
Net revenues		16,871		10,512	941
VIEs [Member] | Intra-Group [Member] | Technical consulting and related services [Member]
Cost and expenses:
Cost and expenses		(2,881,029)		(2,767,812)	(2,221,199)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		(3,287,474)		(2,944,165)	(2,409,300)
VIEs [Member] | Intra-Group [Member] | Other transactions [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities		(47,364)		(589,142)	(699)
VIEs [Member] | Other intra-Group [Member]
Cost and expenses:
Cost and expenses		(63,614)		(2,685)	¥ (10,673)
VIEs [Member] | Related Party [Member]
Assets
Amounts due from NetEase Group and Youdao Group		1,228,509		1,393,994
Liabilities
Amounts due to NetEase Group and Youdao Group		¥ 598,935		¥ 857,883

[1]	There was no financing activity from discontinued operations.